Summary of Significant Accounting Policies - Statutory federal tax rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Statutory federal income tax rate (benefit)	(21.00%)	(21.00%)
Change in fair value of derivative warrant liabilities and equity forward	(17.60%)	(17.70%)
Change in valuation allowance	(4.10%)	0.70%
Income tax expense	(0.70%)	4.00%